Pension and Other Post-Retirement Benefits (Summary of Movements in Pension and Other Post-Retirement Benefit Assets (Liabilities) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning Balance	$ (360)	$ (423)
Current service cost for benefits earned during the year	36	36
Interest (expense) income	(9)	(13)
Past service cost, including curtailment gains and settlements	(2)	1
Foreign exchange rate changes and other	(8)	(4)
Components of defined benefit expense recognized in earnings	(55)	(52)
Changes in financial assumptions	(6)	153
Changes in demographic assumptions	(83)	(12)
Gain on plan assets (excluding amounts included in net interest)	(36)	(230)
Remeasurements of the net defined benefit liability recognized in OCI during the year	(125)	(89)
Contributions by plan participants	0	0
Employer contributions	(25)	(26)
Benefits paid	0	0
Cash flows	(25)	(26)
Ending Balance	(265)	(360)
Other assets [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning Balance	109
Ending Balance	170	109
Pension and other post-retirement benefits liabilities [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning Balance	(454)
Ending Balance	(419)	(454)
Payables and accrued charges [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning Balance	(15)
Ending Balance	(16)	(15)
Present value of defined benefit obligation [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning Balance	(2,066)	(2,044)
Current service cost for benefits earned during the year	36	36
Interest (expense) income	(57)	(66)
Past service cost, including curtailment gains and settlements	(2)	133
Foreign exchange rate changes and other	(7)	(3)
Components of defined benefit expense recognized in earnings	(102)	28
Changes in financial assumptions	(6)	153
Changes in demographic assumptions	(83)	(12)
Gain on plan assets (excluding amounts included in net interest)	(3)	0
Remeasurements of the net defined benefit liability recognized in OCI during the year	(92)	141
Contributions by plan participants	6	5
Employer contributions	0	0
Benefits paid	(86)	(96)
Cash flows	(80)	(91)
Ending Balance	(1,996)	(2,066)
Plan assets [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning Balance	(1,706)	1,621
Current service cost for benefits earned during the year	0	0
Interest (expense) income	48	53
Past service cost, including curtailment gains and settlements	0	(132)
Foreign exchange rate changes and other	(1)	(1)
Components of defined benefit expense recognized in earnings	47	(80)
Changes in financial assumptions	0	0
Changes in demographic assumptions	0	0
Gain on plan assets (excluding amounts included in net interest)	(33)	(230)
Remeasurements of the net defined benefit liability recognized in OCI during the year	(33)	(230)
Contributions by plan participants	(6)	(5)
Employer contributions	(25)	(26)
Benefits paid	86	96
Cash flows	55	65
Ending Balance	$ (1,731)	$ (1,706)